Payments, by Category - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,277.0	$ 818.3	$ 1,450.3	$ 533.9	$ 7.2	$ 5,086.7